Commitments and contingencies (Tables)	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of total future minimum lease payments
Year ending June 30,	Amount
2013	$179,317
2014	10,571
2015	-
Total	$189,888